Intangible Assets - Summary of Intangible Assets Related to Internally Generated Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Net book amount	$ 4,153
Additions	46,733
Amortization of the period	(3,917)	$ (656)	$ (175)
Net book amount	46,969	4,153
Cost
Disclosure Of Intangible Assets [Line Items]
Net book amount	4,989
Net book amount	51,722	4,989
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net book amount	(836)
Net book amount	$ (4,753)	$ (836)